[TEXT]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 1999

Name: Welch Capital Partners, LLC
Address: 101 East 52nd Street
	 31st Floor
	 New York, NY 10022

13F File Number: 28-6428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:	Christopher Welch
Title:	Manager
Phone:	212-754-6077
Signature, Place, and Date of Signing:

Chris Welch	New York, NY	February 9, 2000

Report Type:
[X]	13F Holdings Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	$192,780

                               Form 13F Information Table
Name of Issuer        Title of  Value  Shares INVSTMTOther  Voting
                                (x1000)       DSCRETNManagerAuthority
                                               Sole          Sole
Abbott Labs           Common        181   4982   x            x
Agilent Technologies  Common         15    200   x            x
Akamai                Common       9193  28058   x            x
Aluminum Co. Of AmericCommon        332   4000   x            x
AMDOCS Limited        Common       6412 185850   x            x
American Home         Common        347   8848   x            x
American Intl Group   Common       2873  26575   x            x
AMEX Energy Select SpiCommon         51   1900   x            x
Amgen                 Common       2579  42940   x            x
AT & T                Common        379   7455   x            x
BP Amoco              Common        220   3704   x            x
CBS Corporation       Common        353   5525   x            x
Chevron               Common        983  11350   x            x
Cisco Systems         Common       2588  24158   x            x
Citigroup             Common      10527 189036   x            x
CMGI                  Common        208    750   x            x
Coca Cola             Common        466   8000   x            x
Computer Sciences     Common       7973  84260   x            x
Comverse Technology   Common       3219  22240   x            x
Cornell Corrections   Common       1188 141880   x            x
Corning               Common          9     68   x            x
CSG Systems           Common         88   2200   x            x
Dell                  Common       4565  89510   x            x
DuPont                Common       1548  23500   x            x
Earthlink             Common       3441  80970   x            x
Eastman Kodak         Common         99   1500   x            x
Electronic Arts       Common       3477  41390   x            x
Enzon Inc.            Common       2375  54760   x            x
Exodus                Common         52    580   x            x
Exxon Mobil           Common       1472  18270   x            x
Federal National MortgCommon       6302 100935   x            x
Fleet Boston FinancialCommon       1790  51428   x            x
Ford Motor Co.        Common         77   1440   x            x
Forest Labs           Common       5580  90820   x            x
General Electric      Common       8474  54760   x            x
Gillette              Common        330   8000   x            x
GTE Corp.             Common        176   2500   x            x
Hewlett Packard       Common       8175  71870   x            x
Home Depot            Common       4469  65002   x            x
IBM                   Common       1079  10000   x            x
Imperial Credit       Common        408  65260   x            x
Inktomi               Common        181   2040   x            x
Intel                 Common      10752 130620   x            x
International RectifieCommon       2553  98200   x            x
Johnson & Johnson     Common        261   2800   x            x
Kimberly Clark        Common       3274  50030   x            x
KLA Instruments       Common       1104   9910   x            x
Kmart                 Common       1688 167800   x            x
LSI Logic             Common       7016 103940   x            x
Lucent Technologies   Common        155   2070   x            x
Maxim Pharmaceuticals Common        218  10920   x            x
Media One             Common        124   1610   x            x
Medtronic             Common        474  13000   x            x
Merck                 Common       4156  61856   x            x
Micron Technology     Common       5180  66620   x            x
Microsoft, Inc.       Common       2917  24988   x            x
Miller Industries     Common        881 306290   x            x
Monsanto              Common        556  15700   x            x
Mylan                 Common       3943 156530   x            x
New Era of Networks   Common        104   2192   x            x
Proctor & Gamble      Common       4076  37200   x            x
QLT Phototherapeutics Common       1805  30730   x            x
S&P 400 Mid-Cap Index Common        342   4220   x            x
Sara Lee              Common         17    752   x            x
Schering-Plough       Common       1148  27080   x            x
Spiders Index         Common       3957  26940   x            x
Staples               Common        154   7405   x            x
Sysco                 Common        633  16000   x            x
Teco Energy           Common        277  14911   x            x
Texaco                Common       2918  53720   x            x
Titan Pharmaceuticals Common       3351 176350   x            x
United Technologies   Common        787  12104   x            x
Vodafone Airtouch     Common        149   3000   x            x
Wal Mart              Common        227   3282   x            x
Warner Lambert        Common      10105 123320   x            x
Western Wireless      Common        218   3261   x            x
Wit Capital Group     Common         76   4450   x            x
WorldCom              Common      10094 190233   x            x
Wrigley Wm Jr Co      Common        556   6700   x            x
Xerox                 Common       2206  97240   x            x
Yahoo!                Common         78    180   x            x